Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a)Basis of Accounting
The financial statements of the Plan are prepared under the accrual basis of accounting and have been prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP).
(b)Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
(c)Investment Valuation and Income Recognition
Master Trust investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value for shares of mutual and common/collective trust funds is the net asset value of those shares or units, as determined by the respective funds.
Net appreciation (depreciation) in the fair value of investments includes realized gains and losses on investments bought and sold and the change in appreciation (depreciation) from one period to the next. Purchases and sales of securities are accounted for on a trade‑date basis. Dividend income is recorded on the ex‑dividend date. Interest from investments is recorded on the accrual basis.
The Plan’s interest in the net investment income (loss) of the Master Trust is recorded in the Statements of Changes in Net Assets Available for Benefits.
(d)Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.
(e)Payment of Benefits
Benefit payments are recorded when paid.
(f)Administrative Expenses
Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included in the Plan’s interest in net investment income of the Master Trust.